Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	27,462	28,067
Effect of dilutive potential shares: restricted shares and share options (in shares)		74
Weighted average number of shares for diluted earnings per share (in shares)	27,462	28,141
(Loss)/profit for basic and diluted earnings per share
(Loss)/profit for earnings per share from continuing operations	€ (4,430)	€ 1,476
Loss for earnings per share from discontinued operations	(3,535)	(345)
(Loss)/profit for basic and diluted earnings per share	€ (7,965)	€ 1,131
Basic earnings/(loss) per share
Basic (loss)/earnings per share from continuing operations	€ (16.13)	€ 5.26
Basic loss per share from discontinued operations	(12.87)	(1.23)
Basic earnings/(loss) per share (in eurocents per share)	(29.00)	4.03
Diluted (loss)/earnings per share
Diluted (loss)/earnings per share from continuing operations	(16.13)	5.25
Diluted loss per share from discontinued operations	(12.87)	(1.23)
Diluted (loss)/earnings per share (in eurocents per share)	€ (29.00)	€ 4.02